Note 19 - Cash and Cash Equivalents and Other Investments	12 Months Ended
Dec. 31, 2021
Disclosure of Cash and Cash Equivalents and Other Investments [Abstract]
Note 19 - Cash and Cash Equivalents and Other Investments

19           Cash and cash equivalents and other investments

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2021	2020
Cash and cash equivalents
Cash at banks	167,455	117,807
Liquidity funds	105,697	98,183
Short – term investments	44,975	368,691
	318,127	584,681
Other investments - current
Fixed income (time-deposit, zero coupon bonds, commercial papers)	239,742	763,697
Bonds and other fixed income	158,107	108,791
	397,849	872,488
Other investments - non-current
Bonds and other fixed income	312,619	239,422
Others	7,635	7,660
	320,254	247,082